LEASES - Lease Liability Maturity (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Leases
2022	$ 32,075
2023	38,898
2024	39,346
2025	38,525
2026	34,791
Thereafter	117,215
Total minimum lease payments	300,850
Less: Interest	(104,471)
Present value of lease obligations	196,379
Other current liabilities	11,056
Long-term portion of lease obligations	185,323
Finance Leases
2022	4,628
2023	4,275
2024	1,674
2025	210
2026	196
Total minimum lease payments	10,983
Less: Interest	(717)
Total finance lease liabilities	10,266
Less: Current portion	4,183
Long-term portion of lease obligations	$ 6,083